Selling expenses	12 Months Ended
Dec. 31, 2021
Disclosure of Selling expenses [Abstract]
Disclosure of selling expenses [text block]	Note 14 Selling expenses

Amounts in US$ ‘000	2021	2020	2019
Transportation	4,233	4,787	12,985
Selling taxes and other	4,497	1,057	1,128
	8,730	5,844	14,113